INCOME TAXES - Reconciliation of statutory federal income tax rate (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Statutory tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit					0.00%	0.00%
Change in fair value of warrants					0.00%	0.00%
Transaction costs allocated to warrants					0.00%	0.00%
Change in fair value of over-allotment option liability					0.00%	0.00%
Valuation allowance					(76.50%)	1.20%
Income tax provision	4.11%	27.19%	9.36%	8.97%	(55.50%)	22.20%